Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Plan Compensation Expense, Including Cash Award

The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the Consolidated Statements of Income (in thousands):

	2016	2015	2014
Stock-based compensation plan expense, net of related tax benefits	$7,185	$7,278	$8,130
Stock-based compensation plan related tax benefits	4,404	4,461	4,983

Schedule of Stock Options Activity

The following tables summarize the stock option plan activity and related information (thousands of options):

	2016		2015		2014
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	17	$31.64	36	$28.97	52	$27.57
Exercised during the year	(17)	31.64	(19)	26.69	(16)	24.31
Forfeited or expired during the year	—	—	—	—	—	—

Outstanding and exercisable at year end	—	N/A	17	$31.64	36	$28.97

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2016	2015	2014
Outstanding and exercisable	$—	$394	$1,194
Exercised	554	590	451

Summary of Market Prices of Common Stock

	December 31, 2016	December 31, 2015	December 31, 2014
Market value of Company stock	$76.62	$55.16	$61.81

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2016 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/ Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	197	$50.63	228	$44.36
Granted	44	59.05	73	60.39
Dividends	5		6
Forfeited or expired	—	—	—	—
Vested and issued*	(78)	41.82	(45)	51.98

Nonvested/unissued at December 31, 2016	168	$55.62	262	$46.41

*	Includes shares for retiree payouts and those converted for taxes.